FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Details Regarding Derivative Financial Instruments) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance as at January 1, 2020	₪ 28
Finance costs	77	₪ 75	₪ 55	[1]
Balance as at December 31, 2020	4	28
Series G option warrants [Member]
Statement Line Items [Line Items]
Balance as at January 1, 2020	28
Issuance		37
Finance costs	3	7
Exercise	(27)	(16)
Balance as at December 31, 2020	₪ 4	₪ 28

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.